Loans	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Loans
Note 6. Loans
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2025 Apr. 30
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$91	$128	$253	$472
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	3	(6)	(21)	(24)
Changes in model	–	–	–	–
Net remeasurement (2)	(35)	42	48	55
Transfers (2)
– to 12-month ECL	38	(35)	(3)	–
– to lifetime ECL performing	(2)	6	(4)	–
– to lifetime ECL credit-impaired	–	(3)	3	–
Total provision for (reversal of) credit losses (3)	4	4	23	31
Write-offs	–	–	(2)	(2)
Recoveries	–	–	–	–
Interest income on impaired loans	–	–	(9)	(9)
Foreign exchange and other	(3)	–	(7)	(10)
Balance at end of period	$92	$132	$258	$482
Personal
Balance at beginning of period	$228	$680	$187	$1,095
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	9	(14)	(7)	(12)
Changes in model	5	21	–	26
Net remeasurement (2)	(198)	171	148	121
Transfers (2)
– to 12-month ECL	211	(208)	(3)	–
– to lifetime ECL performing	(10)	14	(4)	–
– to lifetime ECL credit-impaired	(1)	(17)	18	–
Total provision for (reversal of) credit losses (3)	16	(33)	152	135
Write-offs	–	–	(149)	(149)
Recoveries	–	–	24	24
Interest income on impaired loans	–	–	(2)	(2)
Foreign exchange and other	(2)	–	(6)	(8)
Balance at end of period	$242	$647	$206	$1,095
Credit card
Balance at beginning of period	$277	$683	$–	$960
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	9	(10)	–	(1)
Changes in model	–	–	–	–
Net remeasurement (2)	(225)	351	92	218
Transfers (2)
– to 12-month ECL	250	(250)	–	–
– to lifetime ECL performing	(19)	19	–	–
– to lifetime ECL credit-impaired	(1)	(91)	92	–
Total provision for (reversal of) credit losses (3)	14	19	184	217
Write-offs	–	–	(221)	(221)
Recoveries	–	–	37	37
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$291	$702	$–	$993
Business and government
Balance at beginning of period	$320	$1,057	$472	$1,849
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	7	(23)	(12)	(28)
Changes in model	1	2	–	3
Net remeasurement (2)	3	139	105	247
Transfers (2)
– to 12-month ECL	30	(29)	(1)	–
– to lifetime ECL performing	(15)	16	(1)	–
– to lifetime ECL credit-impaired	–	(13)	13	–
Total provision for (reversal of) credit losses (3)	26	92	104	222
Write-offs	–	–	(85)	(85)
Recoveries	–	–	3	3
Interest income on impaired loans	–	–	(24)	(24)
Foreign exchange and other	(13)	(46)	(21)	(80)
Balance at end of period	$333	$1,103	$449	$1,885
Total ECL allowance (4)	$958	$2,584	$913	$4,455
Comprises:
Loans	$844	$2,443	$904	$4,191
Undrawn credit facilities and other off-balance sheet exposures (5)	114	141	9	264
(1)	Excludes the disposal and write-off of impaired loans.
(2)
Transfers represent stage movements of ECL allowances before net remeasurement. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 5 to the interim consolidated financial statements for the ECL allowance on debt securities measured at FVOCI and amortized cost. The ECL allowances for other financial assets classified at amortized cost were immaterial as at April 30, 2025, January 31, 2025 and April 30, 2024 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the three months ended	2025 Jan. 31				2024 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$89	$126	$234	$449	$88	$165	$250	$503
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	4	(5)	(15)	(16)	4	(4)	(12)	(12)
Changes in model	–	–	–	–	–	4	11	15
Net remeasurement (2)	(38)	36	41	39	(18)	6	13	1
Transfers (2)
– to 12-month ECL	36	(35)	(1)	–	19	(19)	–	–
– to lifetime ECL performing	(2)	7	(5)	–	(2)	3	(1)	–
– to lifetime ECL credit-impaired	–	(2)	2	–	–	(3)	3	–
Total provision for (reversal of) credit losses (3)	–	1	22	23	3	(13)	14	4
Write-offs	–	–	(2)	(2)	–	–	(4)	(4)
Recoveries	–	–	3	3	–	–	–	–
Interest income on impaired loans	–	–	(8)	(8)	–	–	(6)	(6)
Foreign exchange and other	2	1	4	7	1	(1)	2	2
Balance at end of period	$91	$128	$253	$472	$92	$151	$256	$499
Personal
Balance at beginning of period	$247	$546	$190	$983	$176	$735	$187	$1,098
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	7	(5)	(7)	(5)	7	(15)	(9)	(17)
Changes in model	(20)	76	–	56	–	–	–	–
Net remeasurement (2)	(119)	187	112	180	(137)	155	110	128
Transfers (2)
– to 12-month ECL	128	(126)	(2)	–	144	(144)	–	–
– to lifetime ECL performing	(15)	23	(8)	–	(16)	17	(1)	–
– to lifetime ECL credit-impaired	(1)	(19)	20	–	–	(24)	24	–
Total provision for (reversal of) credit losses (3)	(20)	136	115	231	(2)	(11)	124	111
Write-offs	–	–	(138)	(138)	–	–	(132)	(132)
Recoveries	–	–	17	17	–	–	15	15
Interest income on impaired loans	–	–	(2)	(2)	–	–	(2)	(2)
Foreign exchange and other	1	(2)	5	4	1	–	4	5
Balance at end of period	$228	$680	$187	$1,095	$175	$724	$196	$1,095
Credit card
Balance at beginning of period	$295	$660	$–	$955	$194	$580	$–	$774
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	10	(5)	–	5	6	(5)	–	1
Changes in model	(26)	32	–	6	–	–	–	–
Net remeasurement (2)	(213)	264	112	163	(94)	161	96	163
Transfers (2)
– to 12-month ECL	232	(232)	–	–	93	(93)	–	–
– to lifetime ECL performing	(21)	21	–	–	(15)	15	–	–
– to lifetime ECL credit-impaired	–	(57)	57	–	–	(50)	50	–
Total provision for (reversal of) credit losses (3)	(18)	23	169	174	(10)	28	146	164
Write-offs	–	–	(204)	(204)	–	–	(177)	(177)
Recoveries	–	–	35	35	–	–	31	31
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$277	$683	$–	$960	$184	$608	$–	$792
Business and government
Balance at beginning of period	$265	$1,061	$401	$1,727	$258	$912	$637	$1,807
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	14	(22)	(21)	(29)	9	(2)	(10)	(3)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (2)	(8)	79	103	174	21	64	153	238
Transfers (2)
– to 12-month ECL	47	(45)	(2)	–	33	(30)	(3)	–
– to lifetime ECL performing	(7)	9	(2)	–	(13)	14	(1)	–
– to lifetime ECL credit-impaired	–	(62)	62	–	–	(24)	24	–
Total provision for (reversal of) credit losses (3)	46	(41)	140	145	50	22	163	235
Write-offs	–	–	(77)	(77)	–	–	(385)	(385)
Recoveries	–	–	14	14	–	–	31	31
Interest income on impaired loans	–	–	(23)	(23)	–	–	(21)	(21)
Foreign exchange and other	9	37	17	63	4	19	10	33
Balance at end of period	$320	$1,057	$472	$1,849	$312	$953	$435	$1,700
Total ECL allowance (4)	$916	$2,548	$912	$4,376	$763	$2,436	$887	$4,086
Comprises:
Loans	$805	$2,396	$903	$4,104	$667	$2,346	$885	$3,898
Undrawn credit facilities and other off-balance sheet exposures (5)	111	152	9	272	96	90	2	188

$ millions, as at or for the six months ended	2025 Apr. 30				2024 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$89	$126	$234	$449	$90	$142	$224	$456
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	7	(11)	(36)	(40)	8	(6)	(21)	(19)
Changes in model	–	–	–	–	–	4	11	15
Net remeasurement (2)	(73)	78	89	94	(38)	44	56	62
Transfers (2)
– to 12-month ECL	74	(70)	(4)	–	36	(35)	(1)	–
– to lifetime ECL performing	(4)	13	(9)	–	(4)	6	(2)	–
– to lifetime ECL credit-impaired	–	(5)	5	–	–	(4)	4	–
Total provision for (reversal of) credit losses (3)	4	5	45	54	2	9	47	58
Write-offs	–	–	(4)	(4)	–	–	(7)	(7)
Recoveries	–	–	3	3	–	–	4	4
Interest income on impaired loans	–	–	(17)	(17)	–	–	(12)	(12)
Foreign exchange and other	(1)	1	(3)	(3)	–	–	–	–
Balance at end of period	$92	$132	$258	$482	$92	$151	$256	$499
Personal
Balance at beginning of period	$247	$546	$190	$983	$174	$709	$181	$1,064
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	16	(19)	(14)	(17)	15	(29)	(20)	(34)
Changes in model	(15)	97	–	82	–	–	–	–
Net remeasurement (2)	(317)	358	260	301	(265)	338	218	291
Transfers (2)
– to 12-month ECL	339	(334)	(5)	–	284	(284)	–	–
– to lifetime ECL performing	(25)	37	(12)	–	(34)	36	(2)	–
– to lifetime ECL credit-impaired	(2)	(36)	38	–	–	(47)	47	–
Total provision for (reversal of) credit losses (3)	(4)	103	267	366	–	14	243	257
Write-offs	–	–	(287)	(287)	–	–	(258)	(258)
Recoveries	–	–	41	41	–	–	32	32
Interest income on impaired loans	–	–	(4)	(4)	–	–	(3)	(3)
Foreign exchange and other	(1)	(2)	(1)	(4)	1	1	1	3
Balance at end of period	$242	$647	$206	$1,095	$175	$724	$196	$1,095
Credit card
Balance at beginning of period	$295	$660	$–	$955	$181	$591	$–	$772
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	19	(15)	–	4	12	(24)	–	(12)
Changes in model	(26)	32	–	6	–	–	–	–
Net remeasurement (2)	(438)	615	204	381	(188)	326	173	311
Transfers (2)
– to 12-month ECL	482	(482)	–	–	212	(212)	–	–
– to lifetime ECL performing	(40)	40	–	–	(33)	33	–	–
– to lifetime ECL credit-impaired	(1)	(148)	149	–	–	(106)	106	–
Total provision for (reversal of) credit losses (3)	(4)	42	353	391	3	17	279	299
Write-offs	–	–	(425)	(425)	–	–	(337)	(337)
Recoveries	–	–	72	72	–	–	58	58
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$291	$702	$–	$993	$184	$608	$–	$792
Business and government
Balance at beginning of period	$265	$1,061	$401	$1,727	$294	$864	$667	$1,825
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	21	(45)	(33)	(57)	12	(22)	(21)	(31)
Changes in model	1	2	–	3	12	29	–	41
Net remeasurement (2)	(5)	218	208	421	(64)	275	264	475
Transfers (2)
– to 12-month ECL	77	(74)	(3)	–	84	(79)	(5)	–
– to lifetime ECL performing	(22)	25	(3)	–	(22)	25	(3)	–
– to lifetime ECL credit-impaired	–	(75)	75	–	–	(135)	135	–
Total provision for (reversal of) credit losses (3)	72	51	244	367	22	93	370	485
Write-offs	–	–	(162)	(162)	–	–	(607)	(607)
Recoveries	–	–	17	17	–	–	49	49
Interest income on impaired loans	–	–	(47)	(47)	–	–	(44)	(44)
Foreign exchange and other	(4)	(9)	(4)	(17)	(4)	(4)	–	(8)
Balance at end of period	$333	$1,103	$449	$1,885	$312	$953	$435	$1,700
Total ECL allowance (4)	$958	$2,584	$913	$4,455	$763	$2,436	$887	$4,086
Comprises:
Loans	$844	$2,443	$904	$4,191	$667	$2,346	$885	$3,898
Undrawn credit facilities and other off-balance sheet exposures (5)	114	141	9	264	96	90	2	188

Inputs, assumptions and model techniques
We continue to operate in an uncertain macroeconomic environment. There is inherent uncertainty in forecasting forward-looking information and estimating the impact that the macroeconomic environment, including the level and duration of tariffs between the U.S., Canada and other major trading partners, the impact that tariffs may have on economic growth and inflation in Canada and the U.S. and fiscal and monetary policies that may be enacted in response to tariffs, as well as geopolitical events, will have on the level of ECL allowance and period-over-period volatility of the provision for credit losses. As a result, a heightened level of judgment in estimating ECLs in respect of all these elements, as discussed below, continued to be required. See Note 5 to our consolidated financial statements in our 2024 Annual Report and Note 2 to our interim consolidated financial statements for additional information concerning the significant estimates and credit judgment inherent in the estimation of ECL allowances.
The following tables provide the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at April 30, 2025	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)

Real gross domestic product (GDP) year-over-year growth
Canada (2)	0.8%	2.0%	2.0%	2.7%	(0.3)%	1.1%
United States	1.7%	2.0%	3.2%	2.9%	0.6%	0.9%
Unemployment rate
Canada (2)	6.9%	6.2%	6.2%	5.5%	8.0%	7.0%
United States	4.5%	4.1%	3.8%	3.4%	4.9%	4.6%
Canadian Housing Price Index year-over-year growth (2)	1.5%	3.0%	4.7%	5.7%	(2.7)%	1.4%
Canadian household debt service ratio	14.6%	14.7%	14.1%	14.3%	15.2%	15.1%
West Texas Intermediate Oil Price (US$)	$73	$74	$82	$100	$60	$60

As at January 31, 2025
Real GDP year-over-year growth
Canada (2)	1.8%	2.1%	2.4%	2.6%	0.4%	1.3%
United States	2.2%	2.0%	2.9%	2.8%	0.5%	1.0%
Unemployment rate
Canada (2)	6.6%	5.9%	6.2%	5.4%	7.4%	6.8%
United States	4.3%	4.0%	3.6%	3.4%	4.9%	4.6%
Canadian Housing Price Index year-over-year growth (2)	3.9%	3.0%	6.4%	5.2%	0.3%	0.3%
Canadian household debt service ratio	14.7%	14.8%	14.5%	14.6%	15.3%	15.2%
West Texas Intermediate Oil Price (US$)	$74	$74	$89	$96	$56	$63

As at October 31, 2024
Real GDP year-over-year growth
Canada (2)	1.6%	2.3%	2.5%	2.7%	0.4%	1.4%
United States	2.0%	2.0%	3.0%	2.9%	0.7%	0.9%
Unemployment rate
Canada (2)	6.6%	5.9%	5.7%	5.2%	7.2%	6.8%
United States	4.5%	4.0%	3.7%	3.3%	5.1%	4.7%
Canadian Housing Price Index year-over-year growth (2)	2.6%	2.5%	7.1%	4.0%	(2.3)%	0.9%
Canadian household debt service ratio	14.8%	14.8%	14.4%	14.7%	15.3%	15.2%
West Texas Intermediate Oil Price (US$)	$78	$74	$88	$100	$60	$61
(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

As required, the forward-looking information used to estimate ECLs reflects our expectations and uncertainties as at April 30, 2025, January 31, 2025, and October 31, 2024, respectively, and does not reflect changes in expectations that may have subsequently arisen. The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons.
Our underlying base case projection as at April 30, 2025 is characterized by slow real GDP growth and elevated unemployment rates in Canada, and slightly stronger growth in the U.S. Compared to the prior quarter, our base case projections for Canada and the U.S. as at April 30, 2025 reflect a more pronounced negative impact from tariffs in the near term, but continue to assume partial easing of tariffs by 2026, but not to levels that existed prior to the announcements of the new U.S. administration. Our base case also assumes that interest rates will decline by the fall of 2025, but remain at higher than pre-pandemic levels.
Our downside case forecast assumes a recession in the near term and slower growth thereafter in Canada due to increasing economic uncertainty. Our downside case forecast as at April 30, 2025 is consistent with a more pronounced and longer lasting trade dispute between Canada and the U.S., including higher unemployment rates in Canada and lower business capital and consumer spending. The downside case forecast for the U.S. assumes slow growth for the remainder of calendar 2025 and 2026. The downside forecasts also reflect slower recoveries thereafter to lower levels of sustained economic activity and persistently higher unemployment rates. The upside scenario continues to reflect a better economic environment than the base case forecast.
As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment. To address the significant uncertainties inherent in the current environment, we continue to utilize management overlays with respect to the impact of certain forward-looking information and credit metrics that are not expected to be as indicative of the credit condition of the portfolios as the historical experience in our models would have otherwise suggested. The use of management overlays requires the application of significant judgment that impacts the amount of ECL allowances recognized.
If we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $339 million lower than the recognized ECL as at April 30, 2025 (October 31, 2024: $246 million). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $897 million higher than the recognized ECL as at April 30,
2025

(October
 31, 2024: $737 million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the significant increase in credit risk that would have resulted in a 100% base case scenario or a

100
% downside case scenario. As a result, our ECL allowance on performing loans could exceed the amount implied by the 100% downside case scenario from the migration of additional exposures from stage 1 to stage 2. Actual credit losses could differ materially from those reflected in our estimates.
The
following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance sheet exposures based on our risk management probability of default (PD) bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of our 2024 Annual Report for details on the CIBC risk categories.
Loans
(1)

$ millions, as at					2025 Apr. 30					2024 Oct. 31
	Stage 1	Stage 2	Stage 3	(2)	Total	Stage 1	Stage 2	Stage 3	(2)	Total
Residential mortgages
– Exceptionally low	$170,148	$101	$–		$170,249	$160,515	$6,130	$–		$166,645
– Very low	85,720	544	–		86,264	81,198	5,926	–		87,124
– Low	11,239	2,396	–		13,635	10,329	3,638	–		13,967
– Medium	1,100	6,535	–		7,635	851	6,534	–		7,385
– High	7	1,577	–		1,584	7	1,561	–		1,568
– Default	–	–	945		945	–	–	790		790
– Not rated	2,737	174	214		3,125	2,757	232	204		3,193
Gross residential mortgages (3)(4)	270,951	11,327	1,159		283,437	255,657	24,021	994		280,672
ECL allowance	92	132	258		482	89	126	234		449
Net residential mortgages	270,859	11,195	901		282,955	255,568	23,895	760		280,223
Personal
– Exceptionally low	17,968	75	–		18,043	16,689	83	–		16,772
– Very low	10,896	46	–		10,942	9,685	12	–		9,697
– Low	6,981	1,379	–		8,360	10,498	1,374	–		11,872
– Medium	4,954	1,825	–		6,779	3,848	1,822	–		5,670
– High	520	1,158	–		1,678	465	1,102	–		1,567
– Default	–	–	273		273	–	–	260		260
– Not rated	724	24	33		781	782	29	32		843
Gross personal (4)	42,043	4,507	306		46,856	41,967	4,422	292		46,681
ECL allowance	217	605	206		1,028	221	531	190		942
Net personal	41,826	3,902	100		45,828	41,746	3,891	102		45,739
Credit card
– Exceptionally low	6,923	–	–		6,923	7,185	–	–		7,185
– Very low	474	–	–		474	502	–	–		502
– Low	6,495	442	–		6,937	6,800	4	–		6,804
– Medium	4,431	1,286	–		5,717	3,853	1,512	–		5,365
– High	6	555	–		561	2	522	–		524
– Default	–	–	–		–	–	–	–		–
– Not rated	166	6	–		172	165	6	–		171
Gross credit card	18,495	2,289	–		20,784	18,507	2,044	–		20,551
ECL allowance	262	634	–		896	279	623	–		902
Net credit card	18,233	1,655	–		19,888	18,228	1,421	–		19,649
Business and government
– Investment grade	109,140	666	–		109,806	101,809	722	–		102,531
– Non-investment grade	99,499	9,404	–		108,903	97,131	9,000	–		106,131
– Watchlist	49	3,914	–		3,963	25	3,745	–		3,770
– Default	–	–	1,830		1,830	–	–	1,628		1,628
– Not rated	237	14	–		251	230	15	–		245
Gross business and government (3)(5)	208,925	13,998	1,830		224,753	199,195	13,482	1,628		214,305
ECL allowance	273	1,072	440		1,785	211	1,021	392		1,624
Net business and government	208,652	12,926	1,390		222,968	198,984	12,461	1,236		212,681
Total net amount of loans	$539,570	$29,678	$2,391		$571,639	$514,526	$41,668	$2,098		$558,292
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $18 million (October 31, 2024: $19 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $15 million were recognized as at April 30, 2025 (October 31, 2024: $17 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at April 30, 2025 and October 31, 2024. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $5 million (October 31, 2024: $8 million) which were included in Other assets on our interim consolidated balance sheet.
(3)
Includes $3 million (October 31, 2024: $3 million) of residential mortgages and $614 million (October 31, 2024: $221 million) of business and government loans that are measured and designated at FVTPL.

(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees
or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(5)	Includes customers’ liability under acceptances of $10 million (October 31, 2024: $6 million).

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at				2025 Apr. 30				2024 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$169,816	$128	$–	$169,944	$164,577	$117	$–	$164,694
– Very low	15,407	84	–	15,491	15,112	4	–	15,116
– Low	15,411	1,547	–	16,958	14,988	984	–	15,972
– Medium	2,574	1,224	–	3,798	2,263	1,280	–	3,543
– High	377	560	–	937	325	539	–	864
– Default	–	–	44	44	–	–	43	43
– Not rated	605	8	–	613	565	9	–	574
Gross retail	204,190	3,551	44	207,785	197,830	2,933	43	200,806
ECL allowance	54	110	–	164	42	52	–	94
Net retail	204,136	3,441	44	207,621	197,788	2,881	43	200,712
Business and government
– Investment grade	166,228	574	–	166,802	156,560	571	–	157,131
– Non-investment grade	69,247	3,389	–	72,636	66,788	3,018	–	69,806
– Watch list	17	887	–	904	28	878	–	906
– Default	–	–	244	244	–	–	123	123
– Not rated	872	38	–	910	1,117	91	–	1,208
Gross business and government	236,364	4,888	244	241,496	224,493	4,558	123	229,174
ECL allowance	60	31	9	100	54	40	9	103
Net business and government	236,304	4,857	235	241,396	224,439	4,518	114	229,071
Total net undrawn credit facilities and other off-balance sheet exposures	$440,440	$8,298	$279	$449,017	$422,227	$7,399	$157	$429,783